Financial risk management - Summary of Maturity Analysis For Non-Derivative Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-current portion of non-current borrowings	€ 269,033	€ 213,128
Carrying amount of liabilities - Lease liabilities	51,324	31,617
Carrying amount of liabilities - Trade and other payables	51,263	24,072
Carrying amount of liabilities- Warrant liabilities	1,296	0
Carrying amount of liabilities - Total	372,916	268,817
Borrowings	501,004	464,440
Lease liabilities	71,097	38,208
Trade and other payables	51,263	24,072
Warrant liabilities	1,296
Total	624,660	526,720
Less than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	9,441	2,975
Lease liabilities	4,546	3,630
Trade and other payables	51,263	24,072
Warrant liabilities	1,296
Total	66,546	30,677
6–12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	13,925	3,176
Lease liabilities	4,828	3,560
Trade and other payables	0	0
Warrant liabilities	0
Total	18,753	6,736
1–2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	27,802	6,451
Lease liabilities	8,891	6,871
Trade and other payables	0	0
Warrant liabilities	0
Total	36,693	13,322
2–5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	449,836	137,258
Lease liabilities	18,916	16,729
Trade and other payables	0	0
Warrant liabilities	0
Total	468,752	153,987
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	314,580
Lease liabilities	33,916	7,418
Trade and other payables	0	0
Warrant liabilities	0
Total	€ 33,916	€ 321,998